Loans Allowance for Loan Losses and Credit Quality (Details 6)	12 Months Ended
	Dec. 31, 2022 USD ($) integer	Dec. 31, 2021 USD ($) integer
Number Of Contracts Modified As Tdrs | integer		4
Pre-modification Outstanding Recorded Investment		$ 3,262,160
Post-modification Outstanding Recorded Investment		$ 3,262,160
Commercial Loan [Member]
Number Of Contracts Modified As Tdrs | integer		1
Pre-modification Outstanding Recorded Investment		$ 41,751
Post-modification Outstanding Recorded Investment		$ 41,751
Commercial Real Estates [Member]
Number Of Contracts Modified As Tdrs | integer		2
Pre-modification Outstanding Recorded Investment		$ 3,153,402
Post-modification Outstanding Recorded Investment		$ 3,153,402
Residential real estate - 1st lien [Member]
Number Of Contracts Modified As Tdrs | integer	2	1
Pre-modification Outstanding Recorded Investment	$ 562,592	$ 67,007
Post-modification Outstanding Recorded Investment	$ 562,592	$ 67,007